Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue, net		$ 71,580	$ 60,471	$ 85,454
Cost of sales		(33,000)	(30,322)	(261,566)
Gross profit/ (loss)		38,580	30,149	(176,112)
Interest income			18	4
Other income		1,061	2,122	10,137
Gain on exchange of convertible note for reduction of equipment deposit		583,484
Gain/(loss) on fair value change in derivative financial instruments		448,154	1,304,598	(596,491)
Gain on derecognition of derivative liability				1,292,424
Gain on conversion of convertible notes liability				987,318
Total other income		1,071,279	1,336,887	1,517,280
Expenses
Finance costs		(732,037)	(845,481)	(84,420)
Employee benefit expenses		(286,887)	(338,532)	(517,547)
Depreciation and amortization expenses			(1,441,653)	(789,282)
Professional and consulting expenses		(547,228)	(470,262)	(1,189,108)
Travel and accommodation expenses		(181)	(135)	(5,932)
Other expenses		(3,694)	(62,780)	(1,149,430)
Other (loss)/ gains		(790)	345,924	14,885
Gain / (loss) on fair value change in warrant		231,161	(252,969)
Total expenses		(1,339,656)	(3,065,888)	(3,720,834)
Loss before income tax		(268,377)	(1,729,001)	(2,203,554)
Income tax expense
Loss for the year		(268,377)	(1,729,001)	(2,203,554)
Loss and total comprehensive loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited		(268,377)	(1,369,643)	(1,395,250)
Non-controlling interest			(359,358)	(808,304)
Total comprehensive loss for the period attributable		$ (268,377)	$ (1,729,001)	$ (2,203,554)
Loss per share
Basic (in Dollars per share)	[1]	$ (0.08)	$ (0.4)	$ (0.59)
Diluted (in Dollars per share)	[1]	$ (0.08)	$ (0.4)	$ (0.59)

[1]	Adjusted for post-share consolidation of 10 shares for 1 share on October 16, 2023.